CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (Unaudited) - USD ($)	1 Months Ended	3 Months Ended		5 Months Ended	6 Months Ended
	Jan. 31, 2017	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2017	Jun. 30, 2018
Revenues:
Wire transfer and money order fees		$ 59,367,955	$ 45,259,255	$ 71,584,634	$ 107,222,338
Foreign exchange		10,585,269	8,202,907	13,277,182	18,316,053
Other income		426,167	315,182	516,012	797,033
Total revenues		70,379,391	53,777,344	85,377,828	126,335,424
Operating expenses:
Service charges from agents and banks		46,323,264	35,995,569	56,761,860	84,259,931
Salaries and benefits		7,441,220	5,877,726	10,411,401	13,673,403
Other selling, general and administrative expenses		4,183,193	3,737,922	6,236,771	8,183,517
Transaction costs		2,553,301	2,000	6,212,602	4,014,311
Depreciation and amortization		3,818,126	4,526,650	7,503,944	7,607,374
Total operating expenses		64,319,104	50,139,867	87,126,578	117,738,536
Operating income (loss)		6,060,287	3,637,477	(1,748,750)	8,596,888
Interest expense		3,392,043	2,120,240	3,494,828	6,675,933
Income (loss) before income taxes		2,668,244	1,517,237	(5,243,578)	1,920,955
Income tax provision (benefit)		823,889	243,754	1,244,206	616,372
Net income (loss)		1,844,355	1,273,483	(6,487,784)	1,304,583
Other comprehensive (loss) income		(36,190)	12,177	15,131	(15,101)
Comprehensive income (loss)		$ 1,808,165	$ 1,285,660	$ (6,472,653)	$ 1,289,482
Predecessor Company [Member]
Revenues:
Wire transfer and money order fees	$ 11,876,919
Foreign exchange	2,449,709
Other income	98,715
Total revenues	14,425,343
Operating expenses:
Service charges from agents and banks	9,440,774
Salaries and benefits	4,530,308
Other selling, general and administrative expenses	1,063,379
Transaction costs	3,917,188
Depreciation and amortization	381,746
Total operating expenses	19,333,395
Operating income (loss)	(4,908,052)
Interest expense	613,742
Income (loss) before income taxes	(5,521,794)
Income tax provision (benefit)	(2,203,373)
Net income (loss)	(3,318,421)
Other comprehensive (loss) income	(2,453)
Comprehensive income (loss)	$ (3,320,874)